UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Proxima Capital Management, LLC

Address:    845 Third Avenue, 21st Floor
            New York, New York  10022

13F File Number: 028-13766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Youlia Miteva
Title:      Managing Member
Phone:      (212) 897-5710

Signature, Place and Date of Signing:


/s/ Youlia Miteva               New York, New York           November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total: $480,024
                                        (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
ADVANCED MICRO DEVICES INC          COM        007903107   6,477     1,922,000 SH         SOLE        NONE     1,922,000
ALERE INC                           COM        01449J105   5,750       295,039 SH         SOLE        NONE       295,039
AUXILIUM PHARMACEUTICALS INC        COM        05334D107     522        21,322 SH         SOLE        NONE        21,322
BABCOCK & WILCOX CO NEW             COM        05615F102  14,554       571,402 SH         SOLE        NONE       571,402
COMVERSE TECHNOLOGY INC        COM PAR $0.10   205862402   7,093     1,153,353 SH         SOLE        NONE     1,153,353
CORELOGIC INC                       COM        21871D103   7,404       279,099 SH         SOLE        NONE       279,099
COWEN GROUP INC NEW                 CL A       223622101     298       110,323 SH         SOLE        NONE       110,323
E TRADE FINANCIAL CORP            COM NEW      269246401  24,200     2,750,017 SH         SOLE        NONE     2,750,017
EMULEX CORP                       COM NEW      292475209  11,176     1,550,000 SH         SOLE        NONE     1,550,000
FORMFACTOR INC                      COM        346375108   6,988     1,250,000 SH         SOLE        NONE     1,250,000
GENERAL MTRS CO                     COM        37045V100   9,669       425,000 SH         SOLE        NONE       425,000
GENON ENERGY INC                    COM        37244E107  16,447     6,500,873 SH         SOLE        NONE     6,500,873
HEALTH NET INC                      COM        42222G108   1,474        65,480 SH         SOLE        NONE        65,480
HEWLETT PACKARD CO                  COM        428236103   1,877       110,000 SH         SOLE        NONE       110,000
INTERDIGITAL INC                    COM        45867G101  17,301       464,200 SH         SOLE        NONE       464,200
INTERMEC INC                        COM        458786100   3,519       566,648 SH         SOLE        NONE       566,648
INTERMUNE INC                       COM        45884X103   2,912       325,000 SH         SOLE        NONE       325,000
ISHARES TR                      RUSSELL 2000   464287655  60,077       720,000     Put    SOLE        NONE       720,000
KNIGHT CAP GROUP INC          NOTE 3.500% 3/1  499005AE6   5,688     6,500,000 PRN        SOLE        NONE     6,500,000
LEGG MASON INC                      COM        524901105   2,262        91,658 SH         SOLE        NONE        91,658
LIVE NATION ENTERTAINMENT IN        COM        538034109  16,176     1,878,744 SH         SOLE        NONE     1,878,744
MEDASSETS INC                       COM        584045108   5,688       319,574 SH         SOLE        NONE       319,574
MEMC ELECTR MATLS INC               COM        552715104  21,090     7,669,004 SH         SOLE        NONE     7,669,004
MICRON TECHNOLOGY INC               COM        595112103  11,662     1,950,201 SH         SOLE        NONE     1,950,201
NEXEN INC                           COM        65334H102  24,707       975,017 SH         SOLE        NONE       975,017
NXP SEMICONDUCTORS N V              COM        N6596X109  16,832       673,000 SH         SOLE        NONE       673,000
OM GROUP INC                        COM        670872100  21,321     1,150,000 SH         SOLE        NONE     1,150,000
PHH CORP                          COM NEW      693320202  11,149       547,845 SH         SOLE        NONE       547,845
REPUBLIC AWYS HLDGS INC             COM        760276105   3,848       831,200 SH         SOLE        NONE       831,200
RITE AID CORP                       COM        767754104   1,481     1,265,468 SH         SOLE        NONE     1,265,468
ROCK-TENN CO                        CL A       772739207  22,737       315,000 SH         SOLE        NONE       315,000
SANDISK CORP                        COM        80004C101  13,146       302,700 SH         SOLE        NONE       302,700
SUNCOKE ENERGY INC                  COM        86722A103   2,841       176,261 SH         SOLE        NONE       176,261
SWIFT TRANSN CO                     CL A       87074U101   4,611       534,935 SH         SOLE        NONE       534,935
TAKE-TWO INTERACTIVE SOFTWAR        COM        874054109   2,088       199,998 SH         SOLE        NONE       199,998
TOWER GROUP INC                     COM        891777104  15,125       779,634 SH         SOLE        NONE       779,634
TRANSOCEAN LTD                    REG SHS      H8817H100  12,048       268,400 SH         SOLE        NONE       268,400
USEC INC                            COM        90333E108     504       650,000 SH         SOLE        NONE       650,000
VERINT SYS INC                      COM        92343X100   3,110       113,323 SH         SOLE        NONE       113,323
WARNACO GROUP INC                 COM NEW      934390402   4,489        86,500 SH         SOLE        NONE        86,500
WARNER CHILCOTT PLC IRELAND        SHS A       G94368100   6,858       508,000 SH         SOLE        NONE       508,000
XEROX CORP                          COM        984121103  37,801     5,150,025 SH         SOLE        NONE     5,150,025
XEROX CORP                          COM        984121103   1,373       187,000     Call   SOLE        NONE       187,000
XYLEM INC                           COM        98419M100   6,064       241,100 SH         SOLE        NONE       241,100
YAHOO INC                           COM        984332106   7,588       475,000 SH         SOLE        NONE       475,000

SK 25730 0003 1333082